Segment reporting (Details)	3 Months Ended		6 Months Ended
	Apr. 30, 2022 USD ($)	Apr. 30, 2021 USD ($)	Apr. 30, 2022 USD ($) segment	Apr. 30, 2021 USD ($)	Oct. 31, 2021 USD ($)
Disclosure of geographical areas [line items]
Number of operating segments | segment			1
Revenues	$ 8,653,223	$ 257,384	$ 12,491,193	$ 1,274,624
Non-current assets	102,798,714		102,798,714		$ 53,399,223
Canada
Disclosure of geographical areas [line items]
Revenues			3,771,437	1,205,384
Non-current assets	14,894,897		14,894,897		15,476,877
United States
Disclosure of geographical areas [line items]
Revenues			8,719,756	$ 69,240
Non-current assets	$ 87,903,817		$ 87,903,817		$ 37,922,346